Related party transactions and balances	12 Months Ended
Jun. 30, 2023
Related party transactions and balances
Related party transactions and balances

Note 9 – Related party transactions and balances

Related party balances

a.    Other receivables – related parties:

		June 30,	June 30,
Name of related party	Relationship	2023	2022
Lucas Wang	CEO	$—	$354,903	*

*The balance was from the $1 million disposal consideration CEO received on behalf of the Company and offset by the expenses CEO paid for the Company. The remaining balance was fully offset by the expenses paid by CEO for the Company as of June 30, 2023.